Needham Aggressive Growth Fund
Schedule of Investments
March 31, 2022 (Unaudited)
	Shares	Fair Value
Common Stocks (76.8%)
Aerospace & Defense (2.1%)
Parsons Corp. (a)	82,500	$3,192,750
Biotechnology (0.3%)
Avrobio, Inc. (a)	10,513	13,877
G1 Therapeutics, Inc. (a)	55,000	418,000
		431,877
Building Products (0.5%)
Alpha Pro Tech, Ltd. (a)	175,000	735,000
Jewett-Cameron Trading Co., Ltd. (Canada) (a)	7,500	52,050
		787,050
Chemicals (4.6%)
Aspen Aerogels, Inc. (a)	207,000	7,137,360
Commercial Services & Supplies (1.7%)
ACV Auctions, Inc. (a)	100,000	1,481,000
Clean Harbors, Inc. (a)	10,700	1,194,548
		2,675,548
Communications Equipment (5.2%)
ADTRAN, Inc.	70,000	1,291,500
Cambium Networks Corp. (a)	40,950	968,058
KVH Industries, Inc.(a)	650,000	5,915,000
		8,174,558
Construction & Engineering (0.1%)
Matrix Service Co. (a)	12,500	102,750
Construction Materials (1.7%)
Smith-Midland Corp.(a)	146,100	2,593,275
Distributors (0.7%)
Educational Development Corp.	145,000	1,123,750
Diversified Consumer Services (0.2%)
Bright Horizons Family Solutions, Inc. (a)	2,500	331,725
Electrical Equipment (6.6%)
Thermon Group Holdings, Inc.(a)	95,000	1,539,000
Vertiv Holdings Co.	187,000	2,618,000
Vicor Corp. (a)	87,950	6,204,873
		10,361,873
Electronic Equipment, Instruments & Components (3.0%)
Arlo Technologies, Inc. (a)	45,000	398,700
VIA Optronics AG - ADR (a)	110,000	880,000
Vishay Precision Group, Inc. (a)	103,500	3,327,525
		4,606,225
Entertainment (0.1%)
World Wrestling Entertainment, Inc.	2,250	140,490
Health Care Equipment & Supplies (1.7%)
CryoPort, Inc. (a)	29,500	1,029,845
LeMaitre Vascular, Inc.	20,500	952,635
Precision Optics Corp, Inc. (a)	245,000	490,000
Sientra, Inc. (a)	40,000	88,800
ViewRay, Inc. (a)	12,500	49,000
		2,610,280

Health Care Providers & Services (3.3%)
Laboratory Corp. of America Holdings (a)	9,000	2,372,940
Quest Diagnostics, Inc.	4,000	547,440
Sharps Compliance Corp. (a)	380,000	2,242,000
		5,162,380
Health Care Technology (0.2%)
Omnicell, Inc. (a)	2,900	375,521
Hotels, Restaurants & Leisure (1.1%)
Vacasa, Inc. - Class A (a)	211,950	1,752,827
Household Products (0.8%)
Oil-Dri Corp. of America	45,000	1,289,250
Internet & Direct Marketing Retail (0.6%)
ThredUp, Inc. - Class A (a)	124,000	954,800
IT Services (2.4%)
Akamai Technologies, Inc. (a)(b)	14,500	1,731,155
BigCommerce Holdings, Inc. (a)	15,000	328,650
Unisys Corp.(a)	80,000	1,728,800
		3,788,605
Life Sciences Tools & Services (0.9%)
Bruker Corp.	18,500	1,189,550
Fluidigm Corp. (a)	50,000	179,500
		1,369,050
Machinery (0.2%)
Westinghouse Air Brake Technologies Corp.	3,000	288,510
Oil, Gas & Consumable Fuels (0.1%)
Adams Resources & Energy, Inc.	5,545	213,427
Paper & Forest Products (0.6%)
Neenah, Inc.	25,000	991,500
Professional Services (1.1%)
CRA International, Inc.	20,000	1,685,200
Real Estate Investment Trusts (REITs) (1.3%)
Equinix, Inc.	2,000	1,483,240
American Tower Corp.	2,250	565,245
		2,048,485
Semiconductors & Semiconductor Equipment (21.9%)
AXT, Inc. (a)	100,000	702,000
Entegris, Inc.	62,500	8,203,750
FormFactor, Inc. (a)	22,500	945,675
MKS Instruments, Inc.	22,000	3,300,000
NeoPhotonics Corp. (a)	45,000	684,450
Nova, Ltd. (a)	60,000	6,532,800
PDF Solutions, Inc. (a)(b)	339,000	9,447,930
Photronics, Inc. (a)	35,000	593,950
Pivotal Systems Corp. (a) - ADR	1,082,494	421,216
SiTime Corp. (a)	5,000	1,239,100
SkyWater Technology, Inc. (a)	30,000	324,900
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan) - ADR	7,500	781,950
Teradyne, Inc.	2,500	295,575
Veeco Instruments, Inc.(a)	25,000	679,750
		34,153,046
Software (6.1%)
The Trade Desk, Inc. - Class A (a)	12,000	831,000
Altair Engineering, Inc. - Class A (a)	10,000	644,000
Appian Corp. (a)	650	39,533
ChannelAdvisor Corp. (a)	19,350	320,629
Copperleaf Technologies, Inc.(a)	18,200	235,553
ESI Group (a)	30,000	2,276,675
GSE Systems, Inc. (a)(d)	1,500,000	3,120,000
Q2 Holdings, Inc. (a)	8,000	493,200
Telos Corp. (a)	124,400	1,240,268
WANdisco PLC (a)	77,500	302,368
		9,503,226

Specialty Retail (1.2%)
CarMax, Inc. (a)	19,500	1,881,360
Technology Hardware, Storage & Peripherals (5.3%)
Apple, Inc.	29,500	5,150,995
Intevac, Inc. (a)	110,000	588,500
Super Micro Computer, Inc. (a)	65,000	2,474,550
		8,214,045
Textiles, Apparel & Luxury Goods (0.3%)
Allbirds, Inc. - Class A (a)	65,000	390,650
Trading Companies & Distributors (0.9%)
Transcat, Inc. (a)	17,500	1,419,950
Total Common Stocks
(Cost $69,744,158)		$119,751,343

Short-Term Investments (22.3%)
Money Market Fund (22.3%)
Dreyfus Treasury Securities Cash Management - Institutional Class, 0.11% (c)
Total Short-Term Investments
(Cost $34,739,417)	34,739,417	34,739,417

Total Investments (99.1%)
(Cost $104,483,575)		154,490,760
Other Assets in Excess of Liabilities (0.9%)		1,463,314
Net Assets (100.0%)		$155,954,074

Percentages are stated as a percent of net assets.
Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Non-income producing security.
(b)	Security position is either entirely or partially held in a segregated account as collateral for securities sold short, aggregating a total market value of $1,552,400.
(c)	Rate shown is the seven day yield as of March 31, 2022
(d)	Affiliated security. Please refer to Note 3.
ADR	American Depositary Receipt

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp FundServices, LLC.

Distribution of investments by country or territory of incorporation, as a percentage of Total Investments, is as follows:

Country	Long
United States^	97.8%
France	0.8%
Canada	0.8%
Taiwan	0.3%
Germany	0.2%
Jersey	0.1%
Israel	0.0%
Cayman Islands	0.0%
Total	100.0%

^	United States allocation includes Short-Term Investment-Money Market Fund of 22.5%